Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2018
Summary of Significant Accounting Policies [Abstract]
Schedule of consolidated financial statements

	March 31,	March 31,
Financial Position at:	2018	2017
Current assets	8,151,121	4,202,662
Non-current assets	121,071	158,938
Total assets	8,272,192	4,361,600

Current liabilities	2,834,470	1,087,738
Non-current liabilities	-	-
Total liabilities	2,834,470	1,087,738

Net assets	5,437,722	3,273,862

	For the Years Ended
Results of Operations:	March 31, 2018	March 31, 2017	March 31, 2016
Revenues	4,271,966	3,590,217	1,662,406
Operating expenses	1,995,178	1,404,402	935,788
Other income (expenses) net	(275,665)	(163,151)	(139,045)
Earnings before tax	2,221,646	2,348,966	865,663
Tax expenses (benefits)	633,614	464,327	164,817
Net income	1,918,839	1,884,639	700,846

Schedule of property and equipment estimated useful lives
Computer Equipment	1 – 3 years
Office Equipment	4 – 5 years
Motor Vehicle	4 years

Schedule of intangible assets and its estimated useful lives
Software	5 years

Schedule of fair value of financial instruments

	Carrying Amount			Estimated
	Level 1	Level 2	Level 3	Fair Value
March 31, 2018
Assets
Carried at (amortized) cost:
Corporate debt securities	-	-	4,744,328	4,744,328

March 31, 2017
Assets
Carried at (amortized) cost:
Corporate debt securities	-	-	-	-

Schedule of exchange rate used for translation

	March 31,	March 31,	March 31,
	2018	2017	2017
Period/year end RMB:US$ exchange rate	6.61843	6.89053	6.4479
Period/annual average RMB:US$ exchange rate	6.50682	6.729145	6.3178
Period/year end HKD:US$ exchange rate	7.77047	7.77047	7.7544
Period/annual average HKD:US$ exchange rate	7.75883	7.75883	7.7566